Share-based Payment Arrangements - Additional Information (Detail)									1 Months Ended								7 Months Ended	12 Months Ended
	Jul. 01, 2022 shares	Jan. 01, 2022 shares	Dec. 15, 2020 shares	Dec. 10, 2020 shares	Jul. 30, 2019 shares	Jul. 30, 2018 shares	Feb. 01, 2018 shares	Aug. 23, 2017 shares	Jul. 31, 2022 USD ($) $ / shares	Jan. 31, 2022 $ / shares	Dec. 31, 2020 $ / shares	Sep. 30, 2017 shares	Jul. 31, 2017 $ / shares	Jul. 31, 2016 $ / shares	Jul. 31, 2014 $ / shares	Jul. 31, 2010 shares	Jul. 31, 2021 $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares									$ 0.50	$ 0.52	$ 0.52		$ 1.28	$ 2.26	$ 1.36		$ 0.52
Incremental fair value recognised | $									$ 240,835
Compensation costs recognised | $																		$ 132,200	$ 2,428,128	$ 2,443,894
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $																		$ 234,448	$ 701,582
American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued				4,135,395														12,406,184
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																6,670,356
Share option granted expiration period																10 years
Share based payment, vesting period																4 years
Vesting description																If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.
2014 Plan | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																13,340,712
2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted			3,824,062															2,493,149	282,000
Share option granted expiration period				10 years														10 years
Maximum number of ordinary shares issued	3,590,000	8,875,745		20,676,974														62,030,922
Share based payment, vesting period				4 years
Issuance of new share capital, shares																			13,948,935
Percentage of increase in outstanding shares																		4.00%	4.00%
Vesting description				If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.
2020 Equity Incentive Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued	718,000	1,775,149
Issuance of new share capital, shares																			2,789,787
Exercise price | $ / shares									$ 0.52
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted												825,833
Share option granted expiration period												10 years
Share based payment, vesting period												2 years
Vesting description												If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted							104,000	1,462,000
Vesting description																		The 292,400 bonus entitlement units granted under the 2017 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 20,800 bonus entitlement units granted under the 2017 LTIP will be one-half vested each year after the second and third anniversary of the award.
Number of units forfeited																				16,867
Long Term Incentive Plan Granted in 2017 | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted							20,800	292,400
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted						241,142
Vesting description																		The 241,142 bonus entitlement units granted under the 2018 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.
Number of units forfeited																				25,644
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted					491,020
Vesting description								The 491,020 bonus entitlement units granted under the 2019 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.
Number of units forfeited																				104,070
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of units forfeited																		283,501
Reporting date fair value of award | $																		$ 0.36	$ 1.12
Recognised total (expense) benefit | $																		$ 467,134	$ 234,761	$ (213,636)